Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid and input VAT		¥ 38,890		¥ 120,376
Prepaid marketing expenses		25,913		16,192
Prepaid expenses	[1]	16,125		21,896
Interest receivables		6,536		1,737
Deposits	[2]	4,381		8,929
Receivables from third-party payment agencies		19,162		4,367
Staff advances		374		751
Others		6,256		6,633
Total		¥ 117,637	$ 18,028	¥ 180,881

[1]	Represented the prepaid expenses for telecommunications, network, property management fee and software usage fee.
[2]	Represented rental deposits, deposits for search engine marketing activities and deposits for leasehold improvement of buildings which all being refundable within one year.